Share-based compensation arrangements - Additional Information (Details) $ / shares in Units, $ in Thousands, ¥ in Millions	1 Months Ended			6 Months Ended
	Apr. 30, 2025 shares	Jan. 31, 2025 shares	Aug. 31, 2024 shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 CNY (¥)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price, share options granted | $ / shares				$ 4.4
Weighted average fair value at measurement date, share options granted				$ 400			¥ 2.6
Number of options granted previously replaced	915,730	915,730
Expected dividend, share options granted | $				$ 0
2018 Share Plan Share Option [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share option granted for reserve				311,125,716	311,125,716
2018 Share Plan Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions | ¥					¥ 219.5	¥ 291.9
RSU's
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted previously replaced			693,524